UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

116 S. Stewart Street

Winchester, VA 22601

(Address of principal executive offices)

(Zip code)

116 S. Stewart Street

Winchester, VA 22601

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Schedule of Investments
	March 31, 2012 ( Unaudited)

Shares		Value

COMMON STOCKS - 77.53%

Commercial Services & Supplies - 3.44%
11,000	Paychex, Inc.	$ 340,890

Electric & Other Services Combined - 2.38%
6,000	Exelon Corp.	235,260

Electronic & Other Electrical Equipment - 4.48%
8,500	Emerson Electric Co.	443,530

Electronic Computers - 5.15%
850	Apple, Inc. *	509,618

Electrical Equipment - 2.81%
5,442	Dominion Resources, Inc.	278,685
25	Flextronics International Ltd. (Singapore) *	180
		278,865
Guided Missiles & Space Vehicles - 2.99%
3,300	Lockheed Martin Corp.	296,538

Health Care Equipment & Supplies - 6.93%
5,950	Covidien Ltd. (Ireland)	325,346
6,500	Stryker Corp.	360,620
		685,966
Industrial Trucks Tractors Trailers & Stackers - 1.70%
7,500	Terex Corp. *	168,750

Metals & Mining - 3.48%
7,000	Natural Resources Partners, LP	167,930
5,558	Southern Copper Corp.	176,244
		344,174
Oil, Gas & Consumable Fuels - 11.72%
3,300	Exxon Mobil Corp.	286,209
4,325	Kinder Morgan Energy Partners, LP	357,894
6,500	National Oilwell Varco, Inc.	516,555
		1,160,658
Petroleum Refining - 1.67%
2,800	Hess Corp.	165,060

Pharmaceutical Preparations - 8.26%
5,700	Abbott Laboratories	349,353
13,000	Mylan, Inc. *	304,850
3,500	United Theraputics Corp. *	164,955
		819,158
Primary Smelting & Refining of Nonferrous Metals - 1.80%
12,000	Globe Specialty Metals, Inc. *	178,440

Retail-Miscellaneous Retail - 1.52%
10,000	Ferrellgas Partners LP	150,800

Semiconductors & Related Devices - 4.17%
13,000	Intel Corp.	365,495
18,000	Transwitch Corp. *	47,160
		412,655
Software - 2.90%
5,200	Automatic Data Processing, Inc.	286,988

Specialty Retail - 4.90%
15,450	Lowe's Co., Inc.	484,821

State Commercial Banks - 3.17%
13,000	The Bank of New York Mellon Corp.	313,690

Wholesale Groceries & Related Products - 4.06%
19,000	Cisco Systems, Inc.	401,850

TOTAL FOR COMMON STOCKS (Cost $5,894,910) - 77.53%		$ 7,677,711

EXCHANGE TRADED FUNDS - 3.00%
6,000	Market Vectors Gold Miners ETF *	297,240

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $314,221) - 3.00%		$ 297,240

REAL ESTATE INVESTMENT TRUSTS - 4.60%
30,000	Ashford Hospitality Trust, Inc.	270,300
4,600	Saul Centers, Inc.	185,656

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $384,407) - 4.60%		$ 455,956

REPURCHASE AGREEMENT - 13.40%

US Bank Repurchase Agreement, 0.01%, dated 3/30/2012, due 4/2/2012 repurchase price $1,327,383 collateralized by U.S. Treasury Bonds with a market value of 1,354,047, with a yield of 4.50% and maturity date of 08/01/2039.

1,327,383		1,327,383

TOTAL FOR REPURCHASE AGREEMENTS (Cost $1,327,383) - 13.40%		$ 1,327,383

TOTAL INVESTMENTS (Cost $7,920,921) - 98.53%		$ 9,758,290

OTHER ASSETS LESS LIABILITIES - 1.47%		144,259

NET ASSETS - 100.00%		$ 9,902,549

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS
At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,920,921 amounted to $1,837,369, which consisted of aggregate gross unrealized appreciation of
$1,925,473 and aggregate gross unrealized depreciation of $88,104.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,677,711	$0	$0	$7,677,711
Real Estate Investment Trusts	$455,956	$0	$0	$455,956
Exchange Traded Funds	$297,240	$0	$0	$297,240
Cash Equivalents	$1,327,383	$0	$0	$1,327,383
Total	$9,758,290	$0	$0	$9,758,290

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 29, 2012

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date May 29, 2012